Short-Term Investments - Schedule of Short-term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Short-term Investment [Line Items]
Short-term investment	¥ 9,085	$ 1,245	¥ 43,158
Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	9,085	1,245	43,158
Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Bank Wealth Management [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	9,085	$ 1,245	43,158
Bank Wealth Management [Member] | Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Bank Wealth Management [Member] | Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	9,085		43,158
Bank Wealth Management [Member] | Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment